Subsequent Events	6 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 — SUBSEQUENT EVENTS

On April 23, 2024, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Zhujiang Rural Bank to borrow RMB3 million (equivalent to $415,495) as working capital for two years, with the maturity date on April 20, 2026. The fixed interest rate of the loan was 3.65% per annum. The Company pledged certain trademarks owned by the Company as collateral to guarantee this loan.

On April 26, 2024, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with LRC Bank to borrow RMB10 million (equivalent to $1,384,984) as working capital for one year, with the maturity date on April 25, 2025. The fixed interest rate of the loan was 4.31% per annum. Mr. Gang Lai and Universe Trade jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan.

On June 16, 2024, the Company’s subsidiary, Jiangxi Universe, signed a loan agreement with Bank of Communications to borrow RMB8.1 million (equivalent to $1,121,837) as working capital for eleven months, with the maturity date on May 13, 2025. The fixed interest rate of the loan was 3.9% per annum. Mr. Gang Lai, Universe Trade, and an unrelated third party, Jiangxi Province Financing Guarantee Group Co., Ltd., jointly signed guarantee agreements with Bank of Communications to provide credit guarantee for this loan.

On July 3, 2024, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Beijing Bank to borrow RMB 10 million (equivalent to $1,384,984) as working capital for one year, with the maturity date on July 3, 2025. The fixed interest rate of the loan was 4.15% per annum. Mr. Gang Lai provided credit guarantee for this loan.

On July 15, 2024, the Company closed its self-underwritten public offering (“Offering”) of 20,000,000 ordinary shares, par value $0.01875 per share (the “Ordinary Shares”). The Ordinary Shares were priced at $1.25 per share. The Company raised a total of $25 million through that Offering, before deducting Offering-related expenses of $199,830.

The Company has assessed all subsequent events through the date that these unaudited condensed consolidated financial statements are issued and there are no further material subsequent events that require disclosure in these unaudited condensed consolidated financial statements.